Investment Strategy - Bitwise CRCL Option Income Strategy ETF	Sep. 11, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide current income while providing exposure to the share price (i.e., the price returns) of the Class A common stock of CRCL, subject to a limit on potential investment gains. The Fund seeks to achieve these investment objectives through the use of a synthetic covered call strategy. The Fund seeks to provide its synthetic exposure to the price return of CRCL through the purchase and sale of a combination of call and put option contracts that utilize CRCL as the reference asset. The Fund will also sell call options that utilize CRCL as the reference asset. These sold call options provide income in the form of option premiums but will also limit the degree to which the Fund will participate in investment gains experienced by CRCL.

The Fund will invest at least 80% of its net assets plus borrowings in options contracts that utilize CRCL as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts and/or FLexible EXchange® options (“FLEX Options”) that utilize CRCL as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price, and the expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options. The FLEX Options held by the Fund may be either physical or cash-settled.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, CRCL) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its exposure to CRCL through the use of options contracts that use CRCL as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to CRCL. The Fund’s synthetic exposure to CRCL is achieved through the combination of purchasing call options and selling put options generally at the same strike price which, synthetically creates the upside and downside participation in the price returns of CRCL. The Fund will primarily gain exposure to increases in value experienced by CRCL through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by CRCL through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of CRCL both on the upside and downside. The Fund intends to continuously maintain exposure to CRCL through the use of options. When such options expire or are exercised, the Fund will enter into new options. This is a practice referred to as “rolling.” The Fund’s practice of rolling options may result in higher levels of portfolio turnover.

As the primary means by which the Fund intends to generate income, the Fund will sell call options that reference CRCL at a strike price that is expected to be approximately between 0% and 15% above the then-current share price of CRCL. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of CRCL’s share price beyond a certain point. If the share price of CRCL increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if CRCL’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to CRCL and the sold CRCL call positions) will limit the Fund’s participation in gains of CRCL’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of CRCL into current income. Such income may be less than the upside return of CRCL. It is expected that the call options the Fund will sell to generate options premiums will generally have expirations of approximately one year or less and will be held to or close to expiration.

In addition to the options contracts, the Fund will also invest in cash and short-term U.S. Treasury securities, which will serve to collateralize the Fund’s options positions and provide additional income. The market value of the cash and short-term U.S. Treasury securities held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to CRCL equal to at least 100% of the Fund’s total assets.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which CRCL is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which CRCL is assigned). As of July 1, 2025, CRCL is assigned to the “financial services” industry group of the financials sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in CRCL.

2.	The Fund’s strategy is subject to all potential losses if shares of CRCL decrease in value, which may not be offset by income received by the Fund.

3.	The Fund does not invest directly in shares of CRCL.

4.	Fund shareholders are not entitled to any CRCL dividends.

Additional Information About CRCL

Circle Internet Group, Inc. is a peer-to-peer payments company that serves as the issuer of stablecoins. A stablecoin is a digital asset whose value is designed to track the price of an underlying asset or another unit of value. CRCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Circle Internet Group, Inc. pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding Circle Internet Group, Inc. can be located by reference to the SEC Commission file number 001-42671 through the SEC’s website at www.sec.gov. In addition, information regarding Circle Internet Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Circle Internet Group, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Circle Internet Group, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRCL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Circle Internet Group, Inc. could affect the value of the Fund’s investments with respect to CRCL and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor any of their respective affiliates, make any representations investors as to the performance of CRCL.

Strategy Portfolio Concentration [Text]	The Fund will invest at least 80% of its net assets plus borrowings in options contracts that utilize CRCL as the reference asset.